Document and Entity Information	0 Months Ended
Mar. 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 05, 2014
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Mar. 05, 2014
Document Effective Date	Mar. 05, 2014
Prospectus Date	Feb. 28, 2014
Perritt Low Priced Stock Fund | Investor Class
Risk/Return:
Trading Symbol	PLOWX